NOTE 3 - ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
NOTE 3 - ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable were as follows at December 31, 2018 and  2017:

	2018	2017
Accounts receivable	$1,538,793	$298,304
Allowance for doubtful accounts	—	—
	$1,538,793	$298,304

There was bad debt expense related to accounts receivable of $0 in 2018 and 2017.